Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

August 13, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust

(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 131 to the registration statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), relating to three new series of the Trust: Western Asset Premier Institutional Government Reserves, Western Asset Premier Institutional Liquid Reserves and Western Asset Premier Institutional U.S. Treasury Reserves (each, a “Fund”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering each Fund as a new series of the Trust, and is expected to be effective 75 days after filing.

Please call the undersigned at (617) 951-8458 or Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz